Dividends (Tables)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Dividends [Abstract]
Schedule of Dividend Payable

Dividend payable consist of the following:

	For the year ended June 30,
	2025	2024
Dividend payable – beginning of period	$640,344	$1,104,231
Cash dividend declared	—	640,344
Net changes in foreign exchange impact	—	—
Cash dividend paid	(640,344)	(1,104,231)
Dividend payable – end of period	$—	$640,344

Dividend payable consist of the following:

	For the year ended June 30,
	2024	2023
Dividend payable – beginning of period	$1,104,231	$453,041
Cash dividend declared	640,344	1,231,842
Net changes in foreign exchange impact	—	672
Cash dividend paid	(1,104,231)	(581,324)
Dividend payable – end of period	$640,344	$1,104,231